Deconsolidation of Maxus Entities - Deconsolidation of Balance Sheet (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deconsolidation [Line Items]
Noncurrent assets	$ 383,420	$ 333,913	$ 286,480
Current assets	122,298	87,226	76,973
Total assets	505,718	421,139	363,453
Noncurrent liabilities	250,451	220,012	163,201
Current liabilities	102,734	82,466	79,791
Total liabilities	353,185	302,478	242,992
Total liabilities and shareholders' equity	$ 505,718	$ 421,139	363,453
Maxus Entities [Member]
Deconsolidation [Line Items]
Noncurrent assets			732
Current assets			416
Total assets			1,148
Noncurrent liabilities			3,966
Current liabilities			669
Total liabilities			4,635
Total liabilities and shareholders' equity			$ 1,148